--------------------------------
                        Semiannual Report March 31, 1998
                        --------------------------------

                                   OPPENHEIMER

                                    New York
                                 Municipal Fund

                               [GRAPHIC OMITTED]

                                     [LOGO]

                              OppenheimerFunds(SM)
                             THE RIGHT WAY TO INVEST

Contents

 3    President's Letter

 4    Fund Performance

 6    An Interview
      with the Fund's Manager

10    Statement of Investments

18    Statement of
      Assets and Liabilities

20    Statement of Operations

21    Statements of Changes in
      Net Assets

22    Financial Highlights

25    Notes to Financial Statements

31    Officers and
      Trustees

32    Information and Services

 Report highlights
--------------------------------------------------------------------------------

o New York's recovering economy continued to offer attractive investment opportunities. We focused on undervalued credits in sectors of vital interest to New York City, and throughout the rest of the state. These included state appropriation bonds issued by city and state universities, as well as transportation authorities.

o We found new opportunities to invest in the state's hospital system through state-guaranteed bonds.

o By actively managing the Fund in relation to the changing outlook for interest rates, we achieved a below-average risk profile, while enhancing performance.

-------------------------------
Cumulative Total Returns
-------------------------------

For the 6-Month Period
Ended 3/31/98

Class A

 Without          With
 Sales Chg.(1)    Sales Chg.(2)
-------------------------------
   3.92%             (1.02)%
-------------------------------

Class B

 Without          With
 Sales Chg.(1)    Sales Chg.(2)
-------------------------------
 3.61%    (1.39)%
-------------------------------

Class C

 Without          With
 Sales Chg.(1)    Sales Chg.(2)
-------------------------------
 3.53%    2.53%
-------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

1. Includes changes in net asset value per share without deducting any sales charges. This performance is not annualized.

2. Class A return includes the current maximum initial sales charge of 4.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. This performance is not annualized.


                     2 Oppenheimer New York Municipal Fund

[PHOTO OMITTED]

Bridget A. Macaskill
President
Oppenheimer New York
Municipal Fund

Dear shareholder,
--------------------------------------------------------------------------------

These have been very positive times for many American investors. The U.S. economy has continued to grow at a moderate pace, unemployment has fallen to its lowest level in 30 years and inflation has also fallen to a record low. In fact, long-term interest rates have fallen to their lowest level since the government began issuing 30-year Treasury bonds in 1977.

      What benefits does this provide to the average American? First, when unemployment levels are low, many individuals tend to feel a greater sense of job security and can command higher wages because there are fewer unemployed workers vying for their jobs. Second, many homeowners are opting to refinance their existing home mortgage loans and take advantage of lower financing rates. And third, because wages are increasing faster than the rate of inflation, a paycheck may stretch farther and investors, as consumers, are able to enjoy a higher level of disposable income. This extra income can be put to use in many ways, including allocating more money to investment opportunities.

      Some industry analysts have tempered such positive news by suggesting that if the rate of inflation falls any lower, it might actually trigger a period of deflation, where we see the prices of American goods and services decline. While lower prices may sound like positive news, in reality it isn't: When prices fall too low, it erodes the value of those goods to the producer. That is, when economic conditions force a decrease in the price of goods, companies have to sell more of those items in order to make the same amount of profit, which translates into greater difficulties for corporations to improve their bottom lines.

      At OppenheimerFunds, we do not believe we will see a period of deflation in the United States. The fundamental factors that have driven the U.S. market still appear to be in place: an economy that's in its eighth year of expansion with moderate growth, low unemployment, virtually no inflation and low interest rates. However, because of economic uncertainties in other parts of the world, particularly Asia, we expect to see slower growth for stocks in 1998 and a year in which double-digit returns from the equity markets are unlikely. It's also possible that we may see investors favor the fixed, more secure interest payments offered from the bond markets.

      In closing, we'd like to reassure you that as professional money managers, we continue to keep a watchful eye on these situations and are closely monitoring your fund's investments. In times like these, your financial advisor can be of invaluable assistance to you in helping review your financial plan and guide your investments accordingly.

      Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.


/s/ Bridget A. Macaskill

Bridget A. Macaskill
April 21, 1998


                     3 Oppenheimer New York Municipal Fund

Performance update
--------------------------------------------------------------------------------

---------------------------------
    Avg Annual Total Returns
---------------------------------
For the Periods Ended 3/31/98(1)

Class A

 1 year    5 year      10 year
---------------------------------
  5.37%     5.06%       7.18%
---------------------------------

Class B

                       Since
 1 year    5 year      Inception
---------------------------------
  4.88%     4.94%       4.86%
---------------------------------

Class C

                       Since
 1 year    5 year      Inception
---------------------------------
 8.79%      N/A         7.07%
---------------------------------

---------------------------------
 Cumulative Total Return
---------------------------------
For the Period Ended 3/31/98(1)

Class A

 5 year
---------------------------------
 28.02%      $12,802(4)
---------------------------------

---------------------------------
 Standardized Yields(5)
---------------------------------
For the 30 Days Ended 3/31/98

Class A
---------------------------------
 4.19%
---------------------------------

Class B
---------------------------------
 3.63%
---------------------------------

Class C
---------------------------------
 3.63%
---------------------------------

Oppenheimer New York Municipal Fund delivered strong returns during the past six months, outperforming many of its competitors, while limiting risk. The Fund's gains are largely due to the careful selection of investment sectors and individual credits, and to the successful management of the portfolio's average duration.(2) In addition, the Fund outperformed many of its competitors earning its Class A shares a position in the top half of the 97 New York municipal funds ranked by Lipper, for the one-year period ended March 31, 1998.(3)

[The following table was depicted as a line graph in the printed material.]

Growth of $10,000
Over five years(4)
(without sales charges)

o     3/31/98     Oppenheimer New York Municipal Fund
                  Class A shares                               $13,454

o     3/31/98     Lehman Municipal
                  Bond Index                                   $13,910

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 8/16/84. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 3/1/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 8/29/95. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge.

2. Duration is a measure of the portfolio's sensitivity to interest rates.


                     4 Oppenheimer New York Municipal Fund

Portfolio review

Oppenheimer New York Municipal Fund is for investors looking for income that's exempt from New York State, City and federal income taxes.

What We Look For

o     Issues that provide high triple tax-free income.

o     Value-oriented issues with price appreciation potential.

o     A diversity of issues across the state.

o     Municipal regions with improving credit quality.

Top 5 Sectors(6)
----------------------------------
 Higher Education            12.6%
----------------------------------
 General Obligation          12.0
----------------------------------
 Lease Rental                11.5
----------------------------------
 Highways                    11.0
----------------------------------
 Electric Utilities          10.8
----------------------------------

Credit Allocation(6)

  [The following table was represented as a pie chart in the printed material.]

                        o  AAA               36.2%
                        o  AA                 7.3
                        o  A                 23.6
                        o  BBB               25.3
                        o  BB                 7.6

3. Source: Lipper Analytical Services, Inc., 3/31/98. Based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions of the Fund's Class A shares reinvested. The Fund's Class A shares were ranked 48 of 97 (1-year), 26 of 49 (5-year) and 19 of 27 (10-year) among New York municipal funds for the period ended 3/31/98.

4. Results of a hypothetical $10,000 investment in Class A shares on March 31, 1993. The Lehman Municipal Bond Index includes a broad range index of municipal bonds. It is an unmanaged index, including reinvestment of income, and cannot be purchased directly by investors. Past performance does not guarantee future results.

5. Standardized yield is based on net investment income for the 30-day period ended 3/31/98. Falling net asset values will tend to artificially raise yields.

6. Portfolio data is as of 3/31/98, dollar-weighted based on investment assets and subject to change. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation includes securities rated by national rating organizations as well as unrated securities (currently 8.0% of total investments) which have ratings assigned by the manager in categories equivalent to those of rating organizations.


                     5 Oppenheimer New York Municipal Fund

 An interview with your Fund's manager
--------------------------------------------------------------------------------

"Our central
focus has
never wavered."

How has the Fund performed during the last six months?

Oppenheimer New York Municipal Fund's Class A shares delivered a cumulative total return, without sales charges, of 3.92% for the six-month period ended March 31, 1998.(1) The Fund provided this return during the period while limiting volatility through the prudent use of various investment techniques to hedge against risk.

What events had the greatest impact on the New York tax-exempt market?

Two counterbalancing economic trends served to limit the trading range of the overall bond market, including New York municipal bonds. First, investors expected the turmoil in Asian markets to slow the U.S. economy and keep inflation in check, which is generally seen as positive for bonds. Second, evidence continued to mount throughout the period that the domestic economy remained strong, raising the possibility of renewed inflation.

      These conflicting trends served to hold municipal bond prices within a relatively narrow trading range, a pattern reflected in most bond markets, including U.S. Treasury securities. Each new report of strong economic growth or rising labor costs fueled inflation concerns. At the same time, a steady stream of news about the impact of the Asian crisis on U.S. corporate earnings reduced those inflationary fears. As a result, bond markets experienced a high level of volatility within a narrow range as yields rose and fell in response to investors' changing outlooks for economic growth, inflation and federal monetary policy.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.


                     6 Oppenheimer New York Municipal Fund

[PHOTO OMITTED]

Portfolio Management
Team (l to r)
Jerry Webman
Robert Patterson
(Portfolio Manager)

How did you manage the Fund in this environment?

We consistently exercise strong risk management and intensive analysis to identify opportunities for above-average return with below-average risks. Regardless of market conditions, we prefer to keep our shareholders' assets fully invested in a diversified portfolio of good-quality securities that provide competitive levels of income and attractive relative values.

      In addition to the careful selection of investment sectors and individual credits, we sought to boost returns and reduce risks by actively managing the portfolio's average duration. Duration is a measure of a bond's sensitivity to changes in interest rates. The longer a portfolio's average duration, the better it is likely to perform in an environment of falling interest rates. At the beginning of the period, we expected interest rates to decline, so we took a mildly long position relative to our benchmarks. After the first of the year, however, prospects dimmed for immediately lower interest rates, so we shifted to a more neutral position with respect to duration.

      As a result of our duration shifts, shareholders benefited from the Fund's below average risk profile and strong relative performance, particularly during the second half of the period.


                     7 Oppenheimer New York Municipal Fund

"We remain committed to our strategy of conservative risk management."


An interview with your Fund's manager
--------------------------------------------------------------------------------

What sectors did you find attractive, and which did you avoid?

As New York's economic recovery slowly continued, we focused on undervalued credits in sectors of vital interest to the city and state. These included state appropriation bonds--connected with the annual state budget-- such as bonds issued by the city and state universities and transportation authorities. In addition, we added to our position in New York City because of the city's strengthening financial position.

      We also identified attractive opportunities outside New York State. For example, at the end of the period approximately 16% of the Fund's portfolio was invested in Puerto Rico bonds. These bonds broaden the Fund's diversification, while providing shareholders with the benefits of income exempt from New York state and local taxes.

      On the other hand, although we believe utilities hold promise for the future, we avoided utility bonds during the period because the sector continues to be roiled by deregulation. We also tended to focus away from smaller municipalities in New York because of the risk implicit in their dependence on federal- and state-level financial decisions and appropriations to meet local obligations.


                     8 Oppenheimer New York Municipal Fund

What is your outlook for the future?

New York City's credit rating was recently upgraded by Moody's Investors Service, one of the principal rating agencies--an indication of the city's steady recovery. We believe many of the city's and state's debt instruments remain undervalued and that the local economy will continue to improve, offering investors on-going opportunities for attractive, after-tax returns in New York municipal bonds.

      We remain committed to our strategy of conservative risk management, and to our relentless search for undervalued issues in the New York municipal bond market. These qualities continue to make Oppenheimer New York Municipal Fund part of The Right Way to Invest.


                     9 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                           Ratings:
                                                            Moody's/           Face           Market Value
                                                           S&P/Fitch           Amount          See Note 1
==========================================================================================================
Municipal Bonds and Notes--99.5%
----------------------------------------------------------------------------------------------------------
New York--83.4%
Battery Park City, NY RB, Series A,
AMBAC Insured, 5.50%, 11/1/16                               Aaa/AAA          $ 5,000,000     $ 5,194,950
----------------------------------------------------------------------------------------------------------
Buffalo, NY GOB, Series E, AMBAC Insured,
6.65%, 12/1/13                                              Aaa/AAA/AAA          500,000         577,655
----------------------------------------------------------------------------------------------------------
Erie Cnty., NY IDA Life Care Community RB,
Episcopal Church Home, Series A, 6%, 2/1/28                 NR/NR              5,000,000       5,022,200
----------------------------------------------------------------------------------------------------------
Grand Central District Management Assn.,
Inc. NY Business District Capital Improvement
RRB, 5.125%, 1/1/14                                         A1/A               1,000,000         989,800
----------------------------------------------------------------------------------------------------------
Grand Central District Management Assn.,
Inc. NY Business District Capital Improvement
RRB, 5.25%, 1/1/22                                          A1/A               2,500,000       2,473,025
----------------------------------------------------------------------------------------------------------
Monroe Cnty., NY IDA RB, DePaul Community
Facilities, Series A, 5.875%, 2/1/28                        NR/NR                750,000         746,685
----------------------------------------------------------------------------------------------------------
NY MTAU Commuter Facilities RRB, Series B,
MBIA Insured, 6.25%, 7/1/17                                 Aaa/AAA              350,000         385,157
----------------------------------------------------------------------------------------------------------
NY MTAU Commuter Facilities RRB, Series E,
AMBAC Insured, 5%, 7/1/21                                   Aaa/AAA/AAA        5,000,000       4,872,150
----------------------------------------------------------------------------------------------------------
NY MTAU RB, Transportation Facilities Service
Contracts, Series 3, 7.375%, 7/1/08                         Baa1/BBB+            250,000         295,157
----------------------------------------------------------------------------------------------------------
NY TBTAU GP RB, Series X, 6%, 1/1/14                        Aa3/A+            14,510,000      15,196,033
----------------------------------------------------------------------------------------------------------
NY TBTAU GP RRB, Series A, 5%, 1/1/15                       Aa3/A+             7,500,000       7,432,275
----------------------------------------------------------------------------------------------------------
NY TBTAU GP RRB, Series A, 5.125%, 1/1/22                   Aa3/A+             5,500,000       5,421,515
----------------------------------------------------------------------------------------------------------
NY TBTAU GP RRB, Series B, 5%, 1/1/20                       Aa3/A+               500,000         496,030
----------------------------------------------------------------------------------------------------------
NY TBTAU GP RRB, Series Y, 5.50%, 1/1/17                    Aa3/A+            15,000,000      15,999,150
----------------------------------------------------------------------------------------------------------
NY TBTAU SPO RRB, Series A,
MBIA Insured, 6.625%, 1/1/17                                Aaa/AAA              500,000         537,620
----------------------------------------------------------------------------------------------------------
NY United Nations Development Corp. RRB,
Sr. Lien, Series B, 5.60%, 7/1/26                           A2/NR/A            1,500,000       1,504,530
----------------------------------------------------------------------------------------------------------
NY United Nations Development Corp. RRB,
Sub. Lien, Series C, 5.60%, 7/1/26                          A3/NR/A-           3,000,000       3,009,390
----------------------------------------------------------------------------------------------------------
NYC GOB, Inverse Floater, 7.505%, 8/1/08(1)                 A3/BBB+            8,250,000       9,105,937
----------------------------------------------------------------------------------------------------------
NYC GOB, Inverse Floater, 8.462%, 8/1/13(1)                 A3/BBB+            5,000,000       5,637,500
----------------------------------------------------------------------------------------------------------
NYC GOB, Inverse Floater, 8.462%, 8/1/14(1)                 A3/BBB+            8,150,000       9,189,125
----------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series C,
Subseries C-1, 7.50%, 8/1/20                                Aaa/BBB+/A-          110,000         126,062
----------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series F, 8.25%, 11/15/17             Aaa/BBB+           7,820,000       9,015,678
----------------------------------------------------------------------------------------------------------
NYC GOB, Series B, 8.25%, 6/1/07                            A3/BBB+            1,750,000       2,195,252
----------------------------------------------------------------------------------------------------------
NYC GOB, Series B, FSA Insured,
Inverse Floater, 6.843%, 10/1/07(1)                         Aaa/AAA            7,500,000       8,022,675
----------------------------------------------------------------------------------------------------------
NYC GOB, Series H, 6.125%, 8/1/25                           A3/BBB+/A-         6,000,000       6,466,020


                     10 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           Ratings:
                                                            Moody's/           Face           Market Value
                                                           S&P/Fitch           Amount          See Note 1
----------------------------------------------------------------------------------------------------------
New York  (continued)
NYC GOB, Series M, AMBAC Insured,
7.50%, 6/1/07                                               Aaa/AAA          $ 7,680,000     $ 9,361,997
----------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Series A,
7.75%, 3/15/03                                              A3/BBB+/A-           150,000         161,605
----------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Series A,
7.75%, 8/15/16                                              A3/BBB+              157,500         174,691
----------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Series F,
8.25%, 11/15/17                                             A3/BBB+              680,000         771,032
----------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance, Subseries C-1,
7.50%, 8/1/20                                               Baa1/BBB+/A-          15,000          16,856
----------------------------------------------------------------------------------------------------------
NYC GORB, Series B, MBIA Insured,
6.20%, 8/15/06                                              Aaa/AAA            3,500,000       3,899,455
----------------------------------------------------------------------------------------------------------
NYC GORB, Series D, MBIA Insured,
5.75%, 8/1/05                                               Aaa/AAA              450,000         483,255
----------------------------------------------------------------------------------------------------------
NYC GORB, Unrefunded Balance,
Series F, 7.625%, 2/1/14                                    Baa1/BBB+/A-          25,000          27,915
----------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Glenn Gardens Project,
6.50%, 1/15/18                                              NR/NR              2,867,646       2,994,712
----------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Keith Plaza Project,
6.50%, 2/15/18                                              NR/NR              1,894,918       1,986,272
----------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Series A, 5.625%, 5/1/12                     Aa2/AA             4,500,000       4,666,275
----------------------------------------------------------------------------------------------------------
NYC Health & Hospital Corp. RRB, AMBAC
Insured, Inverse Floater, 7.36%, 2/15/23(1)                 Aaa/AAA/AAA        8,300,000       8,746,125
----------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Community
Resources Development, 7.50%, 8/1/26                        NR/NR              3,500,000       3,728,760
----------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, USTA National
Tennis Center Project, FSA Insured,
6.375%, 11/15/14                                            Aaa/AAA            1,500,000       1,669,605
----------------------------------------------------------------------------------------------------------
NYC IDA RB, Visy Paper, Inc. Project,
7.95%, 1/1/28                                               NR/NR             12,250,000      14,303,712
----------------------------------------------------------------------------------------------------------
NYC IDA RRB, Brooklyn Navy Yard Cogen
Partners, 5.75%, 10/1/36                                    Baa3/BBB-          3,000,000       3,075,330
----------------------------------------------------------------------------------------------------------
NYC IDA RRB, Brooklyn Navy Yard Cogen
Partners, 6.20%, 10/1/22                                    Baa3/BBB-          5,000,000       5,620,800
----------------------------------------------------------------------------------------------------------
NYC IDA SPF RB, Northwest Airlines, Inc.,
6%, 6/1/27                                                  Ba2/BB             6,700,000       7,038,953
----------------------------------------------------------------------------------------------------------
NYC IDA SPF RB, United Air Lines, Inc. Project,
5.65%, 10/1/32                                              Baa3/BB+           6,585,000       6,696,418
----------------------------------------------------------------------------------------------------------
NYC IDAU Civil Facility RB, YMCA Greater NY
Project, 5.80%, 8/1/16                                      Baa3/NR/BBB        2,470,000       2,583,595
----------------------------------------------------------------------------------------------------------
NYC IDAU RB, Visy Paper, Inc. Project, 7.80%,
1/1/16                                                      NR/NR              6,800,000       7,899,764
----------------------------------------------------------------------------------------------------------
NYC IDAU SPF RB, Terminal One Group Assn.
Project, 6%, 1/1/15                                         A3/A/A-            6,000,000       6,341,580


                     11 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments March 31, 1998 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                           Ratings:
                                                            Moody's/           Face           Market Value
                                                           S&P/Fitch           Amount          See Note 1
----------------------------------------------------------------------------------------------------------
New York  (continued)
NYC IDAU SPF RB, Terminal One Group Assn.
Project, 6.125%, 1/1/24                                     A3/A/A-          $ 3,000,000     $ 3,190,590
----------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RB, Prerefunded, Series C,
7.75%, 6/15/20                                              Aaa/A-            15,000,000      16,851,150
----------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RB, Unrefunded Balance,
Series B, 6.375%, 6/15/22                                   A2/A-/A            6,625,000       7,261,199
----------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Series A-1994,
7.10%, 6/15/12                                              A2/A-                275,000         300,809
----------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Series C, FGIC Insured,
5%, 6/15/21                                                 Aaa/AAA/AAA       19,000,000      18,514,740
----------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Unrefunded Balance,
6.75%, 6/15/17                                              A2/A-              2,480,000       2,667,662
----------------------------------------------------------------------------------------------------------
NYC Transitional FAU RB, Future Tax Second,
Series A, 5.125%, 8/15/21                                   Aa3/NR             5,000,000       4,936,000
----------------------------------------------------------------------------------------------------------
NYS DA RB, City University-Third General
Resolution, Series 2, MBIA Insured,
6.875%, 7/1/14                                              Aaa/AAA/A-           500,000         579,775
----------------------------------------------------------------------------------------------------------
NYS DA RB, Ithaca College, AMBAC Insured,
5.25%, 7/1/26                                               Aaa/AAA            5,750,000       5,764,030
----------------------------------------------------------------------------------------------------------
NYS DA RB, Judicial Facilities Lease, Escrowed
to Maturity, MBIA Insured, 7.375%, 7/1/16                   Aaa/AAA            2,300,000       2,902,899
----------------------------------------------------------------------------------------------------------
NYS DA RB, Mental Health Facilities Project,
AMBAC Insured, 5.25%, 2/15/18                               Aaa/AAA/AAA        9,400,000       9,407,144
----------------------------------------------------------------------------------------------------------
NYS DA RB, New York University, Series A,
MBIA Insured, 5.75%, 7/1/27                                 Aaa/AAA            6,000,000       6,687,180
----------------------------------------------------------------------------------------------------------
NYS DA RB, Pooled Capital Program, Partially
Prerefunded, FGIC Insured, 7.80%, 12/1/05                   Aaa/AAA/AAA        6,105,000       6,359,640
----------------------------------------------------------------------------------------------------------
NYS DA RB, Rockefeller University,
MBIA Insured, 7.375%, 7/1/14                                Aaa/AAA            4,000,000       4,113,640
----------------------------------------------------------------------------------------------------------
NYS DA RB, Rosalind & Joseph Nursing Home,
AMBAC Insured, 5.70%, 2/1/37                                Aaa/AAA            2,000,000       2,092,000
----------------------------------------------------------------------------------------------------------
NYS DA RB, Second Hospital-Interfaith Medical
Center, Series D, 5.40%, 2/15/28                            Baa1/BBB+/A        3,500,000       3,501,295
----------------------------------------------------------------------------------------------------------
NYS DA RRB, CUS, Second Series A,
5.75%, 7/1/18                                               Baa1/BBB+          6,750,000       7,246,125
----------------------------------------------------------------------------------------------------------
NYS DA RRB, CUS, Series B, 6%, 7/1/14                       Baa1/BBB+         10,875,000      11,965,545
----------------------------------------------------------------------------------------------------------
NYS DA RRB, Episcopal Health Services, Inc.,
5.85%, 8/1/13                                               NR/AAA               500,000         533,395
----------------------------------------------------------------------------------------------------------
NYS DA RRB, Fordham University, FGIC Insured,
5.75%, 7/1/15                                               Aaa/AAA/AAA        9,100,000       9,612,694
----------------------------------------------------------------------------------------------------------
NYS DA RRB, Second Hospital-North General
Hospital, Series G, 5.30%, 2/15/19                          Baa1/BBB+/A        5,000,000       4,968,450
----------------------------------------------------------------------------------------------------------
NYS DA RRB, St. Joseph's Hospital Health
Center, MBIA Insured, 5.25%, 7/1/18                         Aaa/AAA            5,035,000       5,043,056


                     12 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           Ratings:
                                                            Moody's/           Face           Market Value
                                                           S&P/Fitch           Amount          See Note 1
----------------------------------------------------------------------------------------------------------
New York  (continued)
NYS DA RRB, St. Vincent's Hospital,
7.375%, 8/1/11                                              Aa2/AAA           $  150,000      $  167,518
----------------------------------------------------------------------------------------------------------
NYS DA RRB, SUEFS, Series A, 5.25%, 5/15/15                 A3/A-             23,090,000      23,640,466
----------------------------------------------------------------------------------------------------------
NYS DA RRB, SUEFS, Series A, 5.25%, 5/15/21                 A3/A-              5,010,000       5,145,470
----------------------------------------------------------------------------------------------------------
NYS DA RRB, SUEFS, Series B, 7%, 5/15/16                    A3/A-/A            9,020,000       9,648,423
----------------------------------------------------------------------------------------------------------
NYS DA SPO Bonds, CUS, Series E,
FSA Insured, 5.75%, 7/1/11                                  Aaa/AAA            5,955,000       6,575,332
----------------------------------------------------------------------------------------------------------
NYS EFCPC RB, State Water Revolving Fund,
Prerefunded, Series E, 6.50%, 6/15/14                       Aa/A                 480,000         523,334
----------------------------------------------------------------------------------------------------------
NYS EFCPC RB, State Water Revolving Fund,
Series A, 6.60%, 9/15/12                                    Aaa/AAA/AAA          250,000         276,575
----------------------------------------------------------------------------------------------------------
NYS EFCPC RB, State Water Revolving Fund,
Series C, 7.20%, 3/15/11                                    Aa2/A+/AA            350,000         376,439
----------------------------------------------------------------------------------------------------------
NYS EFCPC RB, State Water Revolving Fund,
Unrefunded Balance, Series E, 6.50%, 6/15/14                Aa/A                  20,000          21,602
----------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, Consolidated Edison Co.,
Series A, 7.50%, 1/1/26                                     A1/A+                280,000         296,400
----------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, Consolidated Edison Co.,
Series B, 7.375%, 7/1/24                                    A1/A+                200,000         203,548
----------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, L.I. Lighting Co.,
Series A, 7.15%, 12/1/20                                    Ba1/BB+            7,500,000       8,213,925
----------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, L.I. Lighting Co.,
Series C, 6.90%, 8/1/22                                     Ba1/BB+            9,200,000      10,066,180
----------------------------------------------------------------------------------------------------------
NYS ERDAUGF RB, Brooklyn Union Gas Co.,
Series B, Inverse Floater, 9.944%, 7/1/26(1)                A1/A/A             6,000,000       7,830,000
----------------------------------------------------------------------------------------------------------
NYS ERDAUGF RB, Brooklyn Union Gas Co.,
Series D, MBIA Insured, Inverse Floater,
7.488%, 7/8/26(1)                                           Aaa/AAA/A          3,000,000       3,112,500
----------------------------------------------------------------------------------------------------------
NYS ERDAUPC RB, NYS Electric & Gas Project,
Series A, MBIA Insured, 6.15%, 7/1/26                       Aaa/AAA            4,000,000       4,314,640
----------------------------------------------------------------------------------------------------------
NYS GOB, 6.875%, 3/1/12                                     A2/A                 500,000         552,295
----------------------------------------------------------------------------------------------------------
NYS GOB, 7%, 2/1/09                                         A2/A                 300,000         332,664
----------------------------------------------------------------------------------------------------------
NYS GORB, 7.50%, 11/15/00                                   A2/A                 500,000         544,095
----------------------------------------------------------------------------------------------------------
NYS HFA RB, MH Second Mtg. Program-A,
7.05%, 8/15/24                                              Aa2/NR               350,000         375,473
----------------------------------------------------------------------------------------------------------
NYS HFA RB, MH Second Mtg. Program-C,
6.95%, 8/15/24                                              Aa2/NR               230,000         243,556
----------------------------------------------------------------------------------------------------------
NYS HFA RB, Prerefunded, 8%, 11/1/08                        Aaa/BBB+           2,690,000       3,004,838
----------------------------------------------------------------------------------------------------------
NYS HFA RB, Unrefunded Balance,
8%, 11/1/08                                                 Baa/BBB+             550,000         604,824
----------------------------------------------------------------------------------------------------------
NYS HFA RRB, Housing Mtg., Series A,
6.10%, 11/1/15                                              Aaa/AAA           12,375,000      13,419,202
----------------------------------------------------------------------------------------------------------
NYS HFA RRB, State University Construction,
Escrowed to Maturity, Series A, 7.90%, 11/1/06              Aaa/AAA            1,750,000       2,085,983


                     13 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments March 31, 1998 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                           Ratings:
                                                            Moody's/           Face           Market Value
                                                           S&P/Fitch           Amount          See Note 1
----------------------------------------------------------------------------------------------------------
New York  (continued)
NYS HFA RRB, Unrefunded Balance,
7.90%, 11/1/99                                              Baa2/BBB+        $ 1,885,000     $ 1,967,111
----------------------------------------------------------------------------------------------------------
NYS HFASC Obligation RB, Series A, 6%, 3/15/26              Baa1/BBB+         10,000,000      10,663,600
----------------------------------------------------------------------------------------------------------
NYS HFASC RB, Series D, 5.375%, 3/15/23                     Baa1/BBB+          9,000,000       8,993,610
----------------------------------------------------------------------------------------------------------
NYS LGAC RB, Prerefunded,
Series C, 7%, 4/1/21(2)                                     Aaa/AAA/AAA        9,455,000      10,415,912
----------------------------------------------------------------------------------------------------------
NYS LGAC RRB, Series B, 5.50%, 4/1/21                       A3/A+/A+           3,000,000       3,055,770
----------------------------------------------------------------------------------------------------------
NYS LGAC RRB, Series E, 5%, 4/1/21                          A3/A+/A+             500,000         494,610
----------------------------------------------------------------------------------------------------------
NYS MAG RB, Homeowner Mtg.,
Series 1, 7.95%, 10/1/21                                    Aa2/NR             2,270,000       2,446,288
----------------------------------------------------------------------------------------------------------
NYS MAG RB, Homeowner Mtg.,
Series UU, 7.75%, 10/1/23                                   Aa2/NR             1,990,000       2,117,101
----------------------------------------------------------------------------------------------------------
NYS MAG RB, Homeowner Mtg.,
Series VV, 7.375%, 10/1/11                                  Aa2/NR               345,000         369,681
----------------------------------------------------------------------------------------------------------
NYS MAG RB, Inverse Floater, 6.953%, 10/1/24(1)             NR/NR              9,000,000       8,786,250
----------------------------------------------------------------------------------------------------------
NYS MAG RB, Series 40-B, 6.40%, 10/1/12                     Aa2/NR               500,000         538,645
----------------------------------------------------------------------------------------------------------
NYS MCFFA RB, Hospital & Nursing Home
Project, Series D, 6.45%, 2/15/09                           Aa2/AAA              340,000         375,115
----------------------------------------------------------------------------------------------------------
NYS MCFFA RB, Long-Term Health Care,
Series C, FSA Insured, 6.40%, 11/1/14                       Aaa/AAA/AAA        2,800,000       3,045,196
----------------------------------------------------------------------------------------------------------
NYS MCFFA RB, MHESF, Prerefunded,
Series B, 7.875%, 8/15/20                                   Aaa/AAA           10,190,000      11,277,884
----------------------------------------------------------------------------------------------------------
NYS MCFFA RB, MHESF, Series A,
FGIC Insured, 6.375%, 8/15/17                               Aaa/AAA/AAA        5,000,000       5,416,750
----------------------------------------------------------------------------------------------------------
NYS MCFFA RB, MHESF, Unrefunded Balance,
Series B, 7.875%, 8/15/20                                   Baa1/BBB+          2,990,000       3,298,209
----------------------------------------------------------------------------------------------------------
NYS MCFFA RB, NY Hospital, Series A,
AMBAC Insured, 6.75%, 8/15/14                               Aaa/AAA/AAA          500,000         578,840
----------------------------------------------------------------------------------------------------------
NYS MCFFA RB, St. Francis Hospital,
Series 1998A, FGIC Insured, 7.625%, 11/1/21                 Aaa/AAA/AAA        2,690,000       2,800,021
----------------------------------------------------------------------------------------------------------
NYS MCFFA RB, St. Luke's Hospital Center Mtg.,
Prerefunded, Series B, 7.45%, 2/15/29                       Aaa/AAA            7,500,000       8,121,675
----------------------------------------------------------------------------------------------------------
NYS MCFFA RB, Unrefunded Balance,
7.70%, 2/15/18                                              Baa1/BBB+            355,000         363,087
----------------------------------------------------------------------------------------------------------
NYS MCFFA RRB, MHESF, Unrefunded Balance,
Series A, 8.875%, 8/15/07                                   Baa1/BBB+          2,785,000       2,851,534
----------------------------------------------------------------------------------------------------------
NYS MCFFA RRB, North Shore University
Hospital, MBIA Insured, 7.20%, 11/1/20                      Aaa/AAA              250,000         271,823
----------------------------------------------------------------------------------------------------------
NYS PAU GP RRB, Refunded Balance,
Series Z, 6.625%, 1/1/12                                    Aa2/NR               115,000         125,450
----------------------------------------------------------------------------------------------------------
NYS PAU GP RRB, Series Z, 6.625%, 1/1/12                    Aa2/NR               200,000         220,624
----------------------------------------------------------------------------------------------------------
NYS Thruway Authority General RB,
Series A, 5.75%, 1/1/19                                     Aa3/AA-           10,000,000      10,375,000


                     14 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments March 31, 1998 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                           Ratings:
                                                            Moody's/           Face           Market Value
                                                           S&P/Fitch           Amount          See Note 1
----------------------------------------------------------------------------------------------------------
New York  (continued)
NYS UDC RB, Correctional Capital Facilities,
Series 4, 5.375%, 1/1/23                                    Baa1/BBB+/A      $ 8,750,000     $ 8,731,363
----------------------------------------------------------------------------------------------------------
NYS UDC RB, Series A, MBIA Insured,
5.50%, 4/1/16                                               Aaa/AAA/AAA        7,500,000       7,774,350
----------------------------------------------------------------------------------------------------------
Onondaga Cnty., NY RR Agency RB,
RR Facilities Project, 7%, 5/1/15                           Baa1/NR/A-        15,600,000      16,899,012
----------------------------------------------------------------------------------------------------------
PAUNYNJ Consolidated RB, 69th Series,
7.125%, 6/1/25                                              A1/AA-/AA-         4,155,000       4,430,227
----------------------------------------------------------------------------------------------------------
PAUNYNJ Consolidated RRB, 78th Series,
6.50%, 4/15/11                                              A1/AA-/AA-           250,000         271,228
----------------------------------------------------------------------------------------------------------
PAUNYNJ RB, 111th Series, 5%, 10/1/32                       A1/AA-/AA-         9,000,000       8,726,760
----------------------------------------------------------------------------------------------------------
PAUNYNJ SPO RB, JFK International Air
Terminal Project, Series 6, 5.75%, 12/1/22                  Aaa/AAA           11,150,000      11,750,428
----------------------------------------------------------------------------------------------------------
PAUNYNJ SPO RRB, KIAC-4 Project, Fifth
Installment, 6.75%, 10/1/19                                 NR/NR             12,600,000      13,975,920
                                                                                             ------------
                                                                                             619,763,652

----------------------------------------------------------------------------------------------------------
U.S. Possessions--16.1%
PR CMWLTH Aqueduct & Sewer Authority RB,
Escrowed to Maturity, 10.25%, 7/1/09                        Aaa/AAA              500,000         693,440
----------------------------------------------------------------------------------------------------------
PR CMWLTH GOB, 5.375%, 7/1/25                               Baa1/A             5,650,000       5,704,862
----------------------------------------------------------------------------------------------------------
PR CMWLTH GORB, FSA Insured,
Inverse Floater, 7.682%, 7/1/20(1)                          Aaa/AAA           11,500,000      12,951,875
----------------------------------------------------------------------------------------------------------
PR CMWLTH GORB, MBIA Insured, 5.25%, 7/1/18                 Aaa/AAA            3,550,000       3,562,425
----------------------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Prerefunded,
Series S, 6.50%, 7/1/22                                     NR/AAA            10,000,000      11,063,100
----------------------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series W,
Inverse Floater, 6.692%, 7/1/10(1)                          Baa1/A             9,000,000       9,776,250
----------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU SPTX RB,
Series A, 7.75%, 7/1/08                                     Baa1/BBB+          6,000,000       6,182,400
----------------------------------------------------------------------------------------------------------
PR EPAU RB, Series AA, MBIA Insured,
5.25%, 7/1/16                                               Aaa/AAA            5,000,000       5,071,750
----------------------------------------------------------------------------------------------------------
PR EPAU RB, Series AA, MBIA Insured,
5.25%, 7/1/17                                               Aaa/AAA            5,000,000       5,058,900
----------------------------------------------------------------------------------------------------------
PR EPAU CAP RRB, Series N, MBIA Insured,
Zero Coupon, 5.69%, 7/1/17(3)                               Aaa/AAA           24,000,000       9,258,240
----------------------------------------------------------------------------------------------------------
PR EPAU RB, Series DD, 5%, 7/1/28                           Baa1/BBB+         15,240,000      14,575,536
----------------------------------------------------------------------------------------------------------
PR Housing Bank & Finance Agency SFM RB,
Homeownership-Fourth Portfolio,
Escrowed to Maturity, 8.50%, 12/1/18                        Aaa/NR             1,580,000       1,890,296
----------------------------------------------------------------------------------------------------------
PR Industrial, Medical & Environmental
PC Facilities FAU RB, American Airlines, Inc.
Project, Series A, 6.45%, 12/1/25                           Baa1/BB+             850,000         941,962


                     15 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
 Statement of Investments March 31, 1998 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                           Ratings:
                                                            Moody's/           Face           Market Value
                                                           S&P/Fitch           Amount          See Note 1
----------------------------------------------------------------------------------------------------------
U.S. Possessions  (continued)
PR Industrial, Medical & Environmental
PC Facilities FAU RB, Warner Lambert Co.
Project, 7.60%, 5/1/14                                      A1/NR            $ 3,000,000      $ 3,195,690
----------------------------------------------------------------------------------------------------------
PR POAU RB, American Airlines SPF Project,
Series A, 6.25%, 6/1/26                                     Baa3/BBB+          8,000,000        8,699,600
----------------------------------------------------------------------------------------------------------
PR Public Buildings Authority RB, Series B,
5.25%, 7/1/21                                               Baa1/A             9,920,000        9,905,914
----------------------------------------------------------------------------------------------------------
PR Telephone Authority RB, MBIA Insured,
Inverse Floater, 7.168%, 1/16/15(1)                         Aaa/AAA           10,000,000       10,675,000
                                                                                             ------------
                                                                                              119,207,240
                                                                                             ------------
Total Municipal Bonds and Notes (Cost $687,524,070)                                           738,970,892

==========================================================================================================
Short-Term Tax-Exempt Obligations--0.1%
----------------------------------------------------------------------------------------------------------
NYS ERDAUPC RB, Niagara Mohawk Corp.,
3.70%, 4/1/98(4) (Cost $1,000,000)                                             1,000,000        1,000,000

----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $688,524,070)                                     99.6%     739,970,892
----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                      0.4        2,973,475
                                                                             -----------     ------------
Net Assets                                                                         100.0%    $742,944,367
                                                                             ===========     ============

To simplify the listings of securities, abbreviations are used per the table below:

CAP      --Capital Appreciation
CMWLTH   --Commonwealth
CUS      --City University System
DA       --Dormitory Authority
EFCPC    --Environmental Facilities Corp.
           Pollution Control
EPAU     --Electric Power Authority
ERDAUEF  --Energy Research & Development
           Authority Electric Facilities
ERDAUGF  --Energy Research & Development
           Authority Gas Facilities
ERDAUPC  --Energy Research & Development
           Authority Pollution Control
FAU      --Finance Authority
GP       --General Purpose
GOB      --General Obligation Bonds
GORB     --General Obligation Refunding Bonds
HDC      --Housing Development Corp.
HFA      --Housing Finance Agency
HFASC    --Housing Finance Agency
           Service Contract
HTAU     --Highway & Transportation Authority
IDA      --Industrial Development Agency
IDAU     --Industrial Development Authority
LGAC     --Local Government Assistance Corp.
L.I.     --Long Island
MAG      --Mtg. Agency
MCFFA    --Medical Care Facilities Finance Agency
MH       --Multifamily Housing
MHESF    --Mental Health Services Facilities
MTAU     --Metropolitan Transportation Authority
MWFAU    --Municipal Water Finance Authority
NYC      --New York City
NYS      --New York State
PAUNYNJ  --Port Authority of New York & New Jersey
PAU      --Power Authority
PC       --Pollution Control
POAU     --Port Authority
RB       --Revenue Bonds
RR       --Resource Recovery
RRB      --Revenue Refunding Bonds
SFM      --Single Family Mtg.
SPF      --Special Facilities
SPO      --Special Obligations
SPTX     --Special Tax
SUEFS    --State University Educational
           Facilities System
TBTAU    --Triborough Bridge & Tunnel Authority
UDC      --Urban Development Corp.
WSS      --Water & Sewer System


                     16 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $93,833,238 or 12.63% of the Fund's net assets at March 31, 1998.

2. Securities with an aggregate market value of $2,533,749 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

4. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 1998. This instrument may also have a demand feature which allows, on up to 30 days notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

As of March 31, 1998, securities subject to the alternative minimum tax amount to $138,581,092 or 18.65% of the Fund's net assets.

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

Industry                                              Market Value      Percent
--------------------------------------------------------------------------------
Higher Education                                      $ 93,064,663         12.6%
--------------------------------------------------------------------------------
General Obligation                                      88,880,926         12.0
--------------------------------------------------------------------------------
Lease Rental                                            85,264,418         11.6
--------------------------------------------------------------------------------
Highways                                                81,554,280         11.0
--------------------------------------------------------------------------------
Electric Utilities                                      80,077,243         10.8
--------------------------------------------------------------------------------
Water Utilities                                         46,288,999          6.3
--------------------------------------------------------------------------------
Hospital/Healthcare                                     37,601,009          5.1
--------------------------------------------------------------------------------
Multi-Family Housing                                    34,349,091          4.6
--------------------------------------------------------------------------------
Corporate Backed                                        32,909,103          4.4
--------------------------------------------------------------------------------
Manufacturing, Non-Durable Goods                        25,399,167          3.4
--------------------------------------------------------------------------------
Marine/Aviation Facilities                              25,178,642          3.4
--------------------------------------------------------------------------------
Sales Tax                                               20,148,692          2.7
--------------------------------------------------------------------------------
Resource Recovery                                       16,899,012          2.3
--------------------------------------------------------------------------------
Single Family Housing                                   16,148,262          2.2
--------------------------------------------------------------------------------
Special Assessment                                      13,593,775          1.8
--------------------------------------------------------------------------------
Not-for-Profit Organization                             12,495,880          1.7
--------------------------------------------------------------------------------
Gas Utilities                                           10,942,500          1.5
--------------------------------------------------------------------------------
Telephone Utilities                                     10,675,000          1.4
--------------------------------------------------------------------------------
Adult Living Facilities                                  6,302,280          0.9
--------------------------------------------------------------------------------
Sewer Utilities                                          1,197,950          0.2
--------------------------------------------------------------------------------
Pollution Control                                        1,000,000          0.1
                                                      ------------        -----
Total                                                 $739,970,892        100.0%
                                                      ============        =====

See accompanying Notes to Financial Statements


                     17 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Assets
Investments, at value (cost $688,524,070)--see accompanying
  statement                                                   $ 739,970,892
--------------------------------------------------------------------------------
Cash                                                              1,222,232
--------------------------------------------------------------------------------
Receivables:
Interest                                                         11,722,387
Shares of beneficial interest sold                               10,071,872
--------------------------------------------------------------------------------
Other                                                                18,424

Total assets                                                    763,005,807

================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                            14,644,201
Shares of beneficial interest redeemed                            1,969,829
Dividends                                                         1,945,428
Distribution and service plan fees                                  518,145
Management fees                                                     325,024
Trustees' fees--Note 1                                              245,391
Daily variation on futures contracts--Note 5                        194,531
Shareholder reports                                                  99,405
Transfer and shareholder servicing agent fees                        67,970
Other                                                                51,516
                                                              -------------
Total liabilities                                                20,061,440

================================================================================
Net Assets                                                    $ 742,944,367
                                                              =============
================================================================================
Composition of Net Assets
Paid-in capital                                               $ 699,532,957
--------------------------------------------------------------------------------
Overdistributed net investment income                            (1,560,881)
--------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions         (6,165,546)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments--Notes 3 and 5        51,137,837
                                                              -------------
Net assets                                                    $ 742,944,367
                                                              =============


                     18 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share
(based on net assets of $631,471,459 and
48,748,263 shares of beneficial interest
outstanding)                                                             $12.95
Maximum offering price per share (net asset value
plus sales charge of 4.75% of offering price)                            $13.60

--------------------------------------------------------------------------------
Class B Shares:

Net asset value, redemption price (excludes
applicable contingent deferred sales charge) and
offering price per share (based on net assets of
$105,908,110 and 8,174,409 shares of beneficial
interest outstanding)                                                    $12.96

--------------------------------------------------------------------------------
Class C Shares:

Net asset value, redemption price (excludes
applicable contingent deferred sales charge) and
offering price per share (based on net assets of
$5,564,798 and 429,569 shares of beneficial
interest outstanding)                                                    $12.95

See accompanying Notes to Financial Statements.


                     19 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Investment Income

Interest                                                           $ 21,823,624

================================================================================
Expenses

Management fees--Note 4                                               1,918,198
--------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                 739,212
Class B                                                                 532,328
Class C                                                                  24,886
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                   236,873
--------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                      63,541
--------------------------------------------------------------------------------
Shareholder reports                                                      61,586
--------------------------------------------------------------------------------
Custodian fees and expenses                                              41,167
--------------------------------------------------------------------------------
Legal and auditing fees                                                  23,603
--------------------------------------------------------------------------------
Other                                                                    15,223
                                                                    ------------
Total expenses                                                        3,656,617

================================================================================
Net Investment Income                                                18,167,007

================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                           2,639,126
Closing of futures contracts                                           (796,319)
                                                                    ------------
Net realized gain                                                     1,842,807

--------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation on investments                                           8,345,163
                                                                    ------------
Net realized and unrealized gain                                     10,187,970

================================================================================
Net Increase in Net Assets Resulting from Operations               $ 28,354,977
                                                                   ============

See accompanying Notes to Financial Statements.


                     20 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           Six Months Ended Year Ended
                                                           March 31, 1998   September 30,
                                                           (Unaudited)      1997
=========================================================================================
Operations
Net investment income                                      $  18,167,007    $  40,870,758
-----------------------------------------------------------------------------------------
Net realized gain (loss)                                       1,842,807       (3,110,188)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation          8,345,163       25,374,028
                                                           -------------    -------------
Net increase in net assets resulting from operations          28,354,977       63,134,598

=========================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                      (16,520,946)     (35,297,579)
Class B                                                       (2,376,958)      (4,855,021)
Class C                                                         (110,966)        (175,214)

=========================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting
from beneficial interest transactions--Note 2:
Class A                                                      (11,275,914)     (52,009,162)
Class B                                                       (1,881,376)       2,021,008
Class C                                                          758,570        2,612,419

=========================================================================================
Net Assets
Total decrease                                                (3,052,613)     (24,568,951)
-----------------------------------------------------------------------------------------
Beginning of period                                          745,996,980      770,565,931
                                                           -------------    -------------
End of period [including undistributed (overdistributed)
net investment income of $(1,560,881) and $1,395,429,
respectively]                                              $ 742,944,367    $ 745,996,980
                                                           =============    =============

See accompanying Notes to Financial Statements.

                     21 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                               Class A
                                               ----------------------------------------------------------------------------
                                               Six Months
                                               Ended
                                               March 31,
                                               1998           Year Ended September 30,
                                               (Unaudited)    1997        1996        1995        1994         1993
===========================================================================================================================
Per Share Operating Data

Net asset value, beginning of period             $12.79         $12.41      $12.29      $11.92      $13.50       $12.59
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .29            .69         .68         .69         .74          .73
Net realized and unrealized gain (loss)             .21            .37         .12         .41       (1.46)        1.01
                                               --------       --------    --------    --------    --------     --------
Total income (loss) from investment

operations                                          .50           1.06         .80        1.10        (.72)        1.74

---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:

Dividends from net investment income               (.34)          (.68)       (.68)       (.70)       (.72)        (.75)
Distributions from net realized gain                 --             --          --        (.03)       (.03)        (.08)
Distributions in excess of net realized gain         --             --          --          --        (.11)          --
                                               --------       --------    --------    --------    --------     --------
Total dividends and distributions
to shareholders                                    (.34)          (.68)       (.68)       (.73)       (.86)        (.83)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.95         $12.79      $12.41      $12.29      $11.92       $13.50
                                               ========       ========    ========    ========    ========     ========

===========================================================================================================================
Total Return, at Net Asset Value(3)                3.92%          8.78%       6.65%       9.58%      (5.55)%      14.33%

===========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $631,471       $634,789    $667,258    $673,050    $687,233     $756,934
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $631,982       $652,048    $684,981    $659,465    $738,747     $652,327
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              5.01%(4)       5.49%       5.50%       5.76%       5.68%        5.66%
Expenses                                           0.87%(4)       0.86%       0.91%       0.90%       0.86%        0.91%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                         14.2%          20.5%       21.2%       15.2%        9.4%        39.1%
                                               Class B
                                               ---------------------------------------------------------------------
                                               Six Months
                                               Ended
                                               March 31,
                                               1998           Year Ended September 30,
                                               (Unaudited)    1997        1996        1995       1994        1993(2)
====================================================================================================================
Per Share Operating Data

Net asset value, beginning of period             $12.79         $12.41      $12.30     $11.93     $13.50      $13.07
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .24            .59         .60        .60        .64         .36
Net realized and unrealized gain (loss)             .22            .38         .10        .42      (1.45)        .44
                                               --------       --------    --------    -------    -------     -------
Total income (loss) from investment

operations                                          .46            .97         .70       1.02       (.81)        .80

--------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:

Dividends from net investment income               (.29)          (.59)       (.59)      (.62)      (.62)       (.37)
Distributions from net realized gain                 --             --          --       (.03)      (.03)         --
Distributions in excess of net realized gain         --             --          --         --       (.11)         --
                                               --------       --------    --------    -------    -------     -------
Total dividends and distributions
to shareholders                                    (.29)          (.59)       (.59)      (.65)      (.76)       (.37)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.96         $12.79      $12.41     $12.30     $11.93      $13.50
                                               ========       ========    ========    =======    =======     =======

====================================================================================================================
Total Return, at Net Asset Value(3)                3.61%          7.97%       5.77%      8.75%     (6.22)%      6.56%

====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $105,908       $106,459    $101,302    $91,108    $73,943     $40,958
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $106,757       $104,183    $ 98,488    $81,743    $61,008     $20,454
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              4.25%(4)       4.72%       4.73%      4.95%      4.88%       4.45%(4)
Expenses                                           1.64%(4)       1.63%       1.68%      1.67%      1.65%       1.73%(4)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                         14.2%          20.5%       21.2%      15.2%       9.4%       39.1%

(1.) For the period from August 29, 1995 (inception of offering) to September 30, 1995.
(2.) For the period from March 1, 1993 (inception of offering) to September 30, 1993.
(3.) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(4.) Annualized.
(5.) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1998 were $104,199,777 and $112,692,958, respectively.


                   22 & 23 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                                 Class C
                                                 ---------------------------------------
                                                 Six Months
                                                 Ended
                                                 March 31,
                                                 1998         Year Ended September 30,
                                                 (Unaudited)  1997      1996      1995(1)
========================================================================================
Per Share Operating Data

Net asset value, beginning of period             $12.79       $12.41    $12.30    $12.22
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .25          .57       .60       .05
Net realized and unrealized gain (loss)             .20          .39       .09       .08
                                                 ------       ------    ------    ------
Total income (loss) from investment operations      .45          .96       .69       .13

----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.29)        (.58)     (.58)     (.05)
Distributions from net realized gain                 --           --        --        --
Distributions in excess of net realized gain         --           --        --        --
                                                 ------       ------    ------    ------
Total dividends and distributions
to shareholders                                    (.29)        (.58)     (.58)     (.05)
----------------------------------------------------------------------------------------
Net asset value, end of period                   $12.95       $12.79    $12.41    $12.30
                                                 ======       ======    ======    ======

========================================================================================
Total Return, at Net Asset Value(3)                3.53%        7.95%     5.64%     1.10%

========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)         $5,565       $4,749    $2,007       $25
----------------------------------------------------------------------------------------
Average net assets (in thousands)                $4,995       $3,798    $  752       $18
----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              4.25%(4)     4.67%     4.60%     3.67%(4)
Expenses                                           1.63%(4)     1.63%     1.77%     1.37%(4)
----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                         14.2%        20.5%     21.2%     15.2%

(1.) For the period from August 29, 1995 (inception of offering) to September 30, 1995.
(2.) For the period from March 1, 1993 (inception of offering) to September 30, 1993.
(3.) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(4.) Annualized.
(5.) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1998 were $104,199,777 and $112,692,958, respectively.

See accompanying Notes to Financial Statements.

                     24 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer New York Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek maximum current income exempt from federal, New York State & New York City income taxes for individual investors consistent with preservation of capital by investing primarily in muncipal bonds. The Fund's investment advisor is Oppenheimer Funds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of The New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At September 30, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $7,657,000, expiring in 2003 and 2004.


                     25 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)

Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 1998, a provision of $28,510 was made for the Fund's projected benefit obligations and payments of $11,314 were made to retired trustees, resulting in an accumulated liability of $229,822 at March 31, 1998.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day The New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount or premiums on securities purchased are amortized over the life of the respective securities, in accordance with federal income tax requirements. As of November 4, 1997, in order to conform book and tax bases, the Fund began amortization of premiums on securities for book purposes. Accordingly, during the six months ended March 31, 1998, amounts have been reclassified to reflect an increase in overdistributed net investment income of $2,114,447, an increase in unrealized appreciation on investments of $5,357,349 and a decrease in paid-in capital of $3,242,902. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. The Fund concentrates its investments in New York and, therefore, may have more credit risks related to the economic conditions of New York than a portfolio with a broader geographical diversification.


                     26 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


================================================================================
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Six Months Ended March 31, 1998   Year Ended September 30, 1997
                              -------------------------------   -----------------------------
                              Shares           Amount           Shares           Amount
----------------------------------------------------------------------------------------------
Class A:
Sold                              2,722,874    $  35,229,869        4,470,995    $  56,051,835
Dividends and distributions
reinvested                          875,708       11,294,360        1,936,390       24,294,359
Redeemed                         (4,470,920)     (57,800,143)     (10,554,692)    (132,355,356)
                              -------------    -------------    -------------    -------------
Net decrease                       (872,338)   $ (11,275,914)      (4,147,307)   $ (52,009,162)
                              =============    =============    =============    =============

----------------------------------------------------------------------------------------------
Class B:
Sold                                463,589    $   5,995,339        1,229,476    $  15,435,863
Dividends and distributions
reinvested                          119,952        1,547,300          251,124        3,151,927
Redeemed                           (729,812)      (9,424,015)      (1,320,301)     (16,566,782)
                              -------------    -------------    -------------    -------------
Net increase (decrease)            (146,271)   $  (1,881,376)         160,299    $   2,021,008
                              =============    =============    =============    =============

----------------------------------------------------------------------------------------------
Class C:
Sold                                 94,706    $   1,228,109          296,169    $   3,700,982
Dividends and distributions
reinvested                            6,881           88,763           11,358          142,713
Redeemed                            (43,265)        (558,302)         (97,937)      (1,231,276)
                              -------------    -------------    -------------    -------------
Net increase                         58,322    $     758,570          209,590    $   2,612,419
                              =============    =============    =============    =============

================================================================================
3. Unrealized Gains and Losses on Investments

At March 31, 1998, net unrealized appreciation on investments of $51,446,822 was composed of gross appreciation of $51,787,836, and gross depreciation of $341,014.

                     27 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% on the first $200 million of average annual net assets, 0.55% on the next $100 million, 0.50% on the next $200 million, 0.45% on the next $250 million, 0.40% on the next $250 million and 0.35% on average annual net assets in excess of $1 billion.

            For the six months ended March 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $347,583, of which $71,465 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $216,862 and $11,346, respectively, of which $4,915 was paid to an affiliated broker/dealer for Class B shares. During the six months ended March 31, 1998, OFDI received contingent deferred sales charges of $151,091 and $8,459, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1998, OFDI paid $13,829 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                     28 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

================================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares and Class C shares for its services in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1998, OFDI paid $3,394 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $414,651 and $14,514, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At March 31, 1998, OFDI had incurred excess distribution and servicing costs of $2,649,426 for Class B and $57,386 for Class C.

================================================================================
5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

            The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates, as it may be more efficient or cost effective than actually buying fixed income securities.

            Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

            Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                     29 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Futures Contracts (continued)

At March 31, 1998, the Fund had outstanding futures contracts as follows:

                              Expiration   Number of   Valuation as of   Unrealized
                              Date         Contracts   March 31, 1998    Depreciation
=====================================================================================
Contracts to Sell
-----------------
U.S. Treasury Bonds, 30 yr.   6/98         415         $49,303,750       $308,985

================================================================================
6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the six months ended March 31, 1998.


                     30 Oppenheimer New York Municipal Fund

--------------------------------------------------------------------------------
Oppenheimer New York Municipal Fund
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         Robert E. Patterson, Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             Citibank, N.A.
Portfolio Securities

================================================================================
Independent Auditors     KPMG Peat Marwick LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.
                         This is a copy of a report to shareholders of Oppenheimer New York Municipal Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer New York Municipal Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                     31 Oppenheimer New York Municipal Fund

                         Information and services
                         -------------------------------------------------------

Internet                           As an Oppenheimer fund shareholder, you have
24-hr access to account       some special privileges. Whether it's automatic
information. Online           investment plans, informative newsletters and
transactions now available    hotlines, or ready account access, you can benefit
                              from services designed to make investing simple.
------------------------
www.oppenheimerfunds.com           And when you need help, our Customer Service
------------------------      Representatives are only a toll-free phone call
                              away. They can provide information about your
General Information           account and handle administrative requests. You
Mon-Fri 8:30am-9pm ET         can reach them at our General Information number.
Sat 10am-4pm ET
                                   When you want to make a transaction, you can
------------------------      do it easily by calling our toll-free Telephone
1-800-525-7048                Transactions number or by visiting our website.
------------------------      And, by enrolling in AccountLink, a convenient
                              service that "links" your Oppenheimer funds
Account Transactions          accounts and your bank checking or savings
Mon-Fri 8:30am-8pm ET         account, you can use the Telephone Transactions
                              number or website to make investments.
------------------------
1-800-852-8457                     For added convenience, you can get automated
------------------------      information with OppenheimerFunds PhoneLink
                              service, available 24 hours a day, 7 days a week.
PhoneLink                     PhoneLink gives you access to a variety of fund,
24-hr automated information   account, and market information. Of course, you
and automated transactions    can always speak with a Customer Service
                              Representative during the General Information
------------------------      hours shown at the left.
1-800-533-3310
------------------------           You can count on us whenever you need
                              assistance. That's why the International Customer
Telecommunication Device      Service Association, an independent, nonprofit
for the Deaf (TDD)            organization made up of over 3,200 customer
Mon-Fri 8:30am-2pm ET         service management professionals from around the
                              country, honored the Oppenheimer funds' transfer
------------------------      agent, OppenheimerFunds Services, with their Award
1-800-843-4461                of Excellence in 1993.
------------------------
                                   So call us today, or visit us at our website
OppenheimerFunds              at www.oppenheimerfunds.com--we're here to help.
Information Hotline
24 hours a day, timely and
insightful messages on the
economy and issues that
affect your investments

------------------------
1-800-835-3104
------------------------

                                                         [LOGO] OppenheimerFunds
                                                               Distributor, Inc.

RS0360.001.0398 May 29, 1998